BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2019
BUSINESS COMBINATION
Schedule of allocation of the consideration of the assets acquired and liabilities assumed

	RMB	Amortization period
Cash and cash equivalents	3,874
Financial receivables	7,550
Prepaid and other current assets	6,138
Inventory, net	803
Property and equipment	12,851
Intangible assets	12,688	10
Goodwill	49,417
Other non-current assets	114
Total assets	93,435
Deferred revenue	(31,906)
Accounts payable and other current liabilities	(1,046)
Deferred tax liabilities	(2,283)
Total	58,200